ACQUISITION DEPOSITS (Details Narrative)			1 Months Ended		12 Months Ended
	Mar. 02, 2021 USD ($)	Mar. 02, 2021 CAD ($)	Dec. 19, 2020 USD ($)	Dec. 19, 2020 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 USD ($)	Jul. 15, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 17, 2022 USD ($)	May 25, 2022 USD ($)	Apr. 04, 2022 USD ($)	Mar. 10, 2022 USD ($)	Nov. 09, 2021 USD ($)	Oct. 08, 2021 USD ($)	Jun. 12, 2021 USD ($)	May 19, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Nov. 25, 2020 USD ($)	Nov. 23, 2020 USD ($)
Business Acquisition [Line Items]
Deposit Assets					$ 7,364,241		$ 2,496,790
Contractual Obligation					20,579,571
Accounts receivable					1,653		469,962
Accounts payable					278,544		50,198
Office Building 1 Markham [Member]
Business Acquisition [Line Items]
Deposit Assets							760,285
Contractual Obligation																				$ 10,000,000.0
Office Building 2 Markham [Member]
Business Acquisition [Line Items]
Deposit Assets							651,611
Contractual Obligation																			$ 7,900,000
Moatfiled Toronto [Member]
Business Acquisition [Line Items]
Contractual Obligation								$ 800,000		$ 800,000	$ 4,800,000	$ 1,440,000	$ 2,400,000	$ 2,400,000	$ 800,000		$ 1,600,000
Lowell Academy [Member]
Business Acquisition [Line Items]
Contractual Obligation																$ 168,063
Max the Mutt Animation [Member]
Business Acquisition [Line Items]
Contractual Obligation			$ 1,700,000
Maxthe Mutt Animation Inc [Member]
Business Acquisition [Line Items]
Repayments of Related Party Debt			400,150	$ 500,000	400,150	$ 500,000
Toronto High School [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents									$ 128,048
Deposit Assets					128,048		127,232
Conbridge College [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 64,064	$ 80,000
Deposit Assets					0		31,808											$ 40,000
Conbridge College 1 [Member]
Business Acquisition [Line Items]
Deposit Assets							32,012
Lowell Academy [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents							87,167
Deposit Assets					0		87,167
Accounts receivable							65,873
Rental income							24,162
Renovation costs							36,145
Accounts payable																$ 20,110
Max the Mutt Animation [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			800,300
Deposit Assets					0		795,200
Accounts payable					$ 95,228
Deferred purchase payments			$ 224,084
Residential Property [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents							$ 52,820